Earnings Per Share - Schedule of Basic and Diluted Per Share (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Basic and Diluted Per Share [Abstract]
Net income (loss) attributable to Telesat Corporation Shares	$ (155,354)	$ (87,720)	$ 157,118
Effect of diluted securities			15,486
Diluted net income (loss) attributable to Telesat Corporation Shares	$ (155,354)	$ (87,720)	$ 172,604